Condensed Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Profit or loss [abstract]
Net loss	$ (5,136,441)	$ (4,041,298)	$ (14,796,351)	$ (14,756,739)
Other comprehensive (loss) - net of income taxes
Exchange differences on translating foreign operations	(87,875)	(671,162)	(20,182)	(891,627)
Comprehensive loss	$ (5,224,316)	$ (4,712,460)	$ (14,816,533)	$ (15,648,366)